Share-based Payments - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield		0.00%
Vesting period, years		4 years
Stock option expire, years		10 years
Share-based compensation expense		$ (28,507)		$ (58,622)
Calyxt Inc. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 200	$ 3,300	$ 5,200
Stock options [member] | Calyxt Inc. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option expire, years		10 years
Vesting period of warrants		P6Y
Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense		$ 26,000	36,800	45,600
Stock options [member] | Calyxt Inc. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense		$ 3,200	2,800	1,100
Vesting description		Restricted stock units generally vest and become unrestricted over five years after the date of grant.
Expected dividend yield type description		U.S. Treasury zero-coupon yield
Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense		$ 2,300	3,500	4,700
S A free shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense		$ 200	2,600	7,300
Vesting description		The free shares granted prior to 2018 are subject to a two-year vesting period for French employees and four years for foreign citizens. The free shares granted in 2018 are subject to a one-year vesting period for French employees and two-years for foreign citizens.
Dividend yield		0.00%
RSU Calyxt 2017 [member] | Calyxt Inc. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense		$ 5,500	$ 4,700	$ 0